Fair Value Measurements (Details) - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Balance of recurring level 3 liabilities at beginning of period	$ 38,622	$ 5,174	$ 5,174	$ 63,851	$ 1,459
Change in Earnout Shares liability and Warrant liability	8,542
Payments		(5,174)	(5,174)
Balance of recurring level 3 liabilities at end of period	$ 47,164			$ 38,622	$ 5,174